Plan Description (Tables)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Description of Plan [Line Items]
EBP, Schedule Of Employer Contribution, Participant Compensation Matched
Eligible participants automatically received K-Vantage contributions to their Plan account, made on a payroll basis. The K-Vantage contribution was based on age and years of service as of each January 1st and was the amount of the participant's applicable Plan compensation, as defined by the Plan, multiplied by the applicable percentage, according to the following formula:

Sum of Age and Service Years as of January 1st	Company Contribution
Less than 40 years	2.5% of Plan compensation
40 through 59 years	4.5% of Plan compensation
60 years and greater	6.5% of Plan compensation